Consolidated balance sheet - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents (Note 9)	BRL 4,051,717	BRL 2,660,073
Marketable securities (Note 10)	2,619,424	2,033,159
Derivative financial instruments (Note 11)	124,340	256,723
Trade accounts receivable, net (Note 12)	1,193,157	634,987
Inventory (Note 13)	2,080,403	1,638,014
Recoverable taxes (Note 14)	272,623	144,182
Other assets	188,497	149,718
Total current assets	10,530,161	7,516,856
Non-current
Marketable securities (Note 10)	162,254	5,688
Derivative financial instruments (Note 11)	323,952	242,323
Related parties receivables (Note 16)	9,924	9,777
Recoverable taxes (Note 14)	1,868,294	1,717,901
Advances to suppliers (Note 22)	645,460	664,381
Judicial deposits	180,883	198,657
Deferred taxes (Note 15)	752,545	1,210,541
Assets held for sale (Note 1(b) and Note 37)		598,257
Other assets	119,945	111,032
Investments (Note 17)	152,905	130,388
Biological assets (Note 18)	4,253,008	4,351,641
Property, plant and equipment (Note 19)	15,101,738	13,107,192
Intangible assets (Note 20)	4,592,262	4,575,694
Total non-current assets	28,163,170	26,923,472
Total assets	38,693,331	34,440,328
Current
Loans and financing (Note 23)	1,692,905	1,138,287
Derivative financial instruments (Note 11)	151,571	245,839
Trade payables (Note 24)	3,110,462	1,866,831
Payroll, profit sharing and related charges	201,949	168,056
Taxes payable	246,388	85,573
Dividends payable	261,567	396,785
Other payables	124,965	121,750
Total current liabilities	5,789,807	4,023,121
Non-current
Loans and financing (Note 23)	17,605,658	15,014,224
Derivative financial instruments (Note 11)	162,519	234,795
Deferred taxes		409,266
Provision for legal proceeds, net (Note 25)	165,944	189,892
Liabilities related to the assets held for sale (Note 1(b) and Note 37)		477,000
Other payables	319,474	274,350
Total non-current liabilities	18,253,595	16,599,527
Total liabilities	24,043,402	20,622,648
Shareholders' equity (Note 29)
Share capital	9,729,006	9,729,006
Share capital reserve	13,361	11,350
Treasury shares	(23,086)	(10,378)
Other reserves	1,608,867	1,599,640
Statutory reserves	3,249,015	2,421,456
Equity attributable to shareholders of the Company	14,577,163	13,751,074
Equity attributable to non-controlling interests	72,766	66,606
Total shareholders' equity	14,649,929	13,817,680
Total liabilities and shareholders' equity	BRL 38,693,331	BRL 34,440,328